UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
March 31, 2009

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 86.9% (61.5% of Total Investments)
		Capital Markets – 2.9%
1,176,035		Deutsche Bank Capital Funding Trust II	6.550%		Aa3	$13,112,790
61,100		Deutsche Bank Capital Funding Trust IX	6.625%		Aa3	716,092
		Total Capital Markets				13,828,882
		Commercial Banks – 10.1%
134,660		ASBC Capital I	7.625%		A3	2,243,436
177,045		Banco Santander Finance, 144A	6.800%		Aa3	2,416,664
731,000		Banesto Holdings, Series A, 144A	10.500%		A1	14,597,193
225,500		CoBank ACB, 144A	7.000%		N/R	6,113,531
82,000		CoBank ACB	11.000%		A	3,747,851
13,418		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A2	181,277
202,101		National City Capital Trust II	6.625%		A2	2,819,309
289,600		PFCI Capital Corporation	7.750%		A3	5,393,800
410,910		Royal Bank of Scotland Group PLC, Series N	6.350%		Ba2	2,305,205
10,335		Royal Bank of Scotland Group PLC, Series P	6.250%		Ba2	57,359
464,117		Zions Capital Trust B	8.000%		Baa1	9,133,823
		Total Commercial Banks				49,009,448
		Diversified Financial Services – 4.8%
351,751		Deutsche Bank Capital Funding Trust VIII	6.375%		Aa3	4,164,732
1,197,345		ING Groep N.V.	7.200%		A3	11,710,034
796,955		ING Groep N.V.	7.050%		BBB	7,268,230
		Total Diversified Financial Services				23,142,996
		Diversified Telecommunication Services – 0.3%
6,896		BellSouth Capital Funding (CORTS)	7.120%		A	137,489
43,200		BellSouth Corporation (CORTS)	7.000%		A	849,152
16,700		Verizon Communications (CORTS)	7.625%		A	396,959
		Total Diversified Telecommunication Services				1,383,600
		Electric Utilities – 12.5%
7,550		Entergy Louisiana LLC	7.600%		A-	188,599
1,157,400		Entergy Mississippi Inc.	7.250%		A-	27,951,210
25,442		FPL Group Capital Inc.	6.600%		A3	610,099
242,800		PPL Capital Funding, Inc.	6.850%		Baa2	5,880,616
319,475		PPL Energy Supply LLC	7.000%		BBB	7,970,901
773,382		Xcel Energy Inc.	7.600%		Baa2	17,950,196
		Total Electric Utilities				60,551,621
		Food Products – 0.7%
56,900		Dairy Farmers of America Inc., 144A	7.875%		BBB-	3,257,525
		Insurance – 23.2%
2,202,010		Aegon N.V.	6.375%		Baa1	14,092,864
963,483		Arch Capital Group Limited	8.000%		BBB-	19,125,138
720,946		Berkley WR Corporation, Capital Trust II	6.750%		BBB-	13,878,210
648,807		Delphi Financial Group, Inc.	8.000%		BBB+	9,887,819
404,400		Delphi Financial Group, Inc.	7.376%		BBB-	5,026,692
269,500		EverestRe Capital Trust II	6.200%		Baa1	4,438,665
599,080		Financial Security Assurance Holdings	6.250%		A+	5,331,812
485,400		Markel Corporation	7.500%		BBB	9,576,942
620,541		PartnerRe Limited, Series C	6.750%		BBB+	11,070,451
107,600		PLC Capital Trust III	7.500%		BBB	1,086,760
443,898		PLC Capital Trust IV	7.250%		BBB	3,915,180
12,463		Protective Life Corporation	7.250%		BBB	117,775
226,442		Prudential Financial Inc.	9.000%		A-	3,804,226
322,905		Prudential PLC	6.750%		A-	4,123,497
273,900		RenaissanceRe Holdings Limited	6.600%		BBB+	4,341,315
139,500		RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	2,325,465
		Total Insurance				112,142,811
		IT Services – 0.0%
3,300		Vertex Industries Inc. (PPLUS)	7.625%		A	78,342
		Media – 9.9%
26,363		CBS Corporation	7.250%		BBB	374,355
703,650		CBS Corporation	6.750%		BBB	9,295,216
1,084,356		Comcast Corporation	7.000%		BBB+	21,828,086
965,340		Viacom Inc.	6.850%		BBB	16,536,274
		Total Media				48,033,931
		Oil, Gas & Consumable Fuels – 2.7%
803,273		Nexen Inc.	7.350%		BB+	13,294,168
		Pharmaceuticals – 0.0%
4,600		Bristol-Myers Squibb Company (CORTS)	6.250%		A+	104,374
3,200		Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	78,816
		Total Pharmaceuticals				183,190
		Real Estate/Mortgage – 16.3%
43,367		Developers Diversified Realty Corporation	7.500%		Ba1	223,774
636,813		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	3,629,834
73,608		Developers Diversified Realty Corporation, Series H	7.375%		Ba1	371,720
302,600		Duke Realty Corporation, Series L	6.600%		Baa3	2,659,854
3,001		Duke Realty Corporation, Series O	8.375%		Baa3	34,151
2,831		First Industrial Realty Trust, Inc., Series J	7.250%		Ba1	20,525
1,022,865		HRPT Properties Trust, Series B	8.750%		Baa3	11,711,804
42,480		HRPT Properties Trust, Series C	7.125%		Baa3	419,278
73,300		Kimco Realty Corporation, Series F	6.650%		Baa2	842,950
735,530		Kimco Realty Corporation, Series G	7.750%		Baa2	10,039,984
89,050		Prologis Trust, Series G	6.750%		Baa3	695,481
41,400		Public Storage, Inc., Series E	6.750%		Baa1	720,774
17,530		Public Storage, Inc., Series H	6.950%		Baa1	315,715
67,600		Public Storage, Inc., Series Y	6.850%		Baa1	1,195,675
134,200		Realty Income Corporation	7.375%		Baa2	2,525,644
450,258		Realty Income Corporation, Series E	6.750%		Baa2	7,609,360
189,045		Regency Centers Corporation	7.450%		BBB	3,119,242
221,836		Regency Centers Corporation	7.250%		BBB-	3,498,354
1,997,192		Wachovia Preferred Funding Corporation	7.250%		A	23,027,624
398,268		Weingarten Realty Investors, Series F	6.500%		Baa3	4,456,619
149,245		Weingarten Realty Trust, Series E	6.950%		Baa3	1,940,185
		Total Real Estate/Mortgage				79,058,547
		Wireless Telecommunication Services – 3.5%
830,959		United States Cellular Corporation	8.750%		Baa2	17,034,660
		Total $25 Par (or similar) Preferred Securities (cost $716,976,646)				420,999,721

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 0.6% (0.4% of Total Investments)
		Commercial Banks – 0.6%
$4,400		Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	A2	$2,763,152
$4,400		Total Corporate Bonds (cost $4,837,361)				2,763,152

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 45.4% (32.1% of Total Investments)
		Capital Markets – 1.8%
14		DB Capital Funding	7.350%	12/15/57	Aa3	$171,080
21,190		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A3	2,756,120
3,600		MUFG Capital Finance 2	4.850%	7/25/56	A2	2,540,708
7,900		UBS Perferred Funding Trust I	8.622%	10/01/51	A1	3,171,297
		Total Capital Markets				8,639,205
		Commercial Banks – 28.3%
5,500		AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	3,363,091
31,655		Abbey National Capital Trust I	8.963%	6/30/50	A+	19,342,060
23,400		AgFirst Farm Credit Bank	8.393%	12/15/16	A	16,832,158
7,100		AgFirst Farm Credit Bank	7.300%	12/15/53	A	3,625,757
4,500		BanPonce Trust I, Series A	8.327%	2/01/27	Baa2	2,712,479
34,700		Barclays Bank PLC, 144A	8.550%	6/15/49	A	14,227,000
3,000		BBVA International Unipersonal	5.919%	4/18/58	Aa3	1,051,215
6,250		Credit Agricole, S.A.	6.637%	5/29/49	Aa3	1,879,250
1,500		First Empire Capital Trust I	8.234%	2/01/27	A3	1,004,496
1,500		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	595,470
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	A	14,452,147
4,650		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	3,424,330
6,000		HT1 Funding, GmbH	6.352%	6/30/57	Ba2	1,315,314
25,000		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	7,750,425
6,000		KeyCorp Capital III	7.750%	7/15/29	A3	4,321,710
10,900		Lloyd’s Banking Group PLC	6.413%	12/01/49	A3	2,509,267
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	3,508,544
10,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	3,416,610
2,000		Popular North American Capital Trust I	6.564%	9/15/34	Baa2	645,450
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	3,486,176
12,000		Royal Bank of Scotland Group PLC	9.118%	3/31/49	Ba2	5,880,948
17,200		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	BBB-	3,827,000
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A3	4,366,205
650		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB	302,763
13,600		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A3	4,488,558
9,000		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	2,534,463
1,500		Union Bank of Norway	7.068%	11/19/49	Aa3	1,125,988
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Baa1	4,860,000
		Total Commercial Banks				136,848,874
		Diversified Financial Services – 1.8%
6,800		Fulton Capital Trust I	6.290%	2/01/36	A3	2,279,489
17,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	6,512,000
		Total Diversified Financial Services				8,791,489
		Diversified Telecommunication Services – 3.9%
30		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	19,057,500
		Insurance – 7.7%
28,000		American General Institutional Capital, 144A	8.125%	3/15/46	Ba2	9,005,024
2,200		AXA S.A., 144A	6.463%	12/14/49	BBB+	782,804
2,900		AXA-UAP	8.600%	12/15/30	A-	2,048,995
6,600		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	3,307,854
1,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	Baa2	320,670
3,500		MetLife Capital Trust IV	7.875%	12/15/67	Baa1	1,858,171
1,200		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	494,824
6,400		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa2	2,698,880
12,300		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	4,530,348
2,300		Progressive Corporation	6.700%	6/15/67	A2	1,035,892
6,000		Prudential Financial Inc.	8.875%	6/15/68	BBB+	2,853,282
2,850		Prudential PLC	6.500%	6/29/49	A-	1,282,500
28,900		XL Capital, Limited	6.500%	10/15/57	BBB-	5,495,306
3,800		ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	1,559,847
		Total Insurance				37,274,397
		Real Estate – 0.1%
15,000		CBG Florida REIT Corporation	7.114%	11/15/49	CCC	759,900
		Road & Rail – 0.7%
4,400		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	3,197,176
		Thrifts & Mortgage Finance – 1.1%
12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	Baa3	5,393,213
1,300		MM Community Funding Trust I Limited	9.480%	6/15/31	B1	65,000
21,347		Washington Mutual Preferred Funding Cayman, Series A-1, 144A, (4)	7.250%	3/15/49	N/R	14,943
11,433		Washington Mutual Preferred Funding Trust II, (4)	6.665%	3/15/57	N/R	8,003
		Total Thrifts & Mortgage Finance				5,481,159
		Total Capital Preferred Securities (cost $603,136,028)				220,049,700

Shares		Description (1)				Value
		Investment Companies – 3.5% (2.5% of Total Investments)
838,654		Blackrock Preferred Income Strategies Fund				$4,092,632
1,025,979		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				6,566,266
728,065		John Hancock Preferred Income Fund III				6,443,375
		Total Investment Companies (cost $51,334,026)				17,102,273

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		U.S. Government and Agency Obligations – 1.5% (1.0% of Total Investments)
$7,000		U.S. Treasury Notes, (5)	1.500%	10/31/10	AAA	$7,085,589
$7,000		Total U.S. Government and Agency Obligations (cost $7,013,410)				7,085,589

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 3.6% (2.5% of Total Investments)
$17,254		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $17,254,485, collateralized by $11,515,000 U.S. Treasury Bonds, 7.500%, due 11/15/24, value $17,604,132	0.100%	4/01/09		$17,254,437
		Total Short-Term Investments (cost $17,254,437)				17,254,437
		Total Investments (cost $1,400,551,908) – 141.5%				685,254,872
		Borrowings – (14.7)% (6), (7)				(71,000,000)
		Other Assets Less Liabilities – (0.0)%				(81,360)
		FundPreferred Shares, at Liquidation Value – (26.8)% (6)				(130,000,000)
		Net Assets Applicable to Common Shares – 100%				$484,173,512

Investments in Derivatives

Interest Rate Swaps outstanding at March 31, 2009:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$200,000,000	Receive	1-Month USD-LIBOR	3.910%	Monthly	11/06/09	$(4,505,437)

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

		Level 1	Level 2	Level 3	Total
Investments		$427,320,885	$257,933,987	$—	$685,254,872
Derivatives*		—	(4,505,437)	—	(4,505,437)
Total		$427,320,885	$253,428,550	$—	$680,749,435
* Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forwards and swap contracts.

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) "Disclosures about Derivative Instruments and Hedging Activities".  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations.  Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$4,505,437

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $1,403,203,516.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation					$551,412
Depreciation					(718,500,056)

Net unrealized appreciation (depreciation) of investments					$(717,948,644)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000) rounds to less than $1,000.
(4)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments is 10.4% and 19.0%, respectively.
(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2009, investments with a value of $594,964,697 have been pledged as collateral for Borrowings.

N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                           Print the name and title of each signing officer under his or her signature.